SCHEDULE OF EXPLORATION COSTS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Property taxes paid	$ 87,188	$ 684
Geology	27,509
Drilling	150,222
Equipment used	5,754
Camp costs (including meals and travel)	30,938	866
Total exploration costs	301,611	1,550
Farellon Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	24,321	684
Geology	27,509
Drilling	150,222
Equipment used	5,754
Camp costs (including meals and travel)	30,938	866
Total exploration costs	238,744	1,550
Perth Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	52,151
Geology
Drilling
Equipment used
Camp costs (including meals and travel)
Total exploration costs	52,151
Mateo Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	10,716
Geology
Drilling
Equipment used
Camp costs (including meals and travel)
Total exploration costs	$ 10,716